Taxes (Details) - Schedule of taxes payable - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of taxes payable [Abstract]
VAT payable	$ 770,853	$ 532,649
Corporate income tax payable	40,211	225,311
Withholding tax payable	275,208	194,747
Disability insurance fund payable	565,806	438,759
Other tax payables	62,931	35,148
Total tax payables	$ 1,715,009	$ 1,426,614